UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos      New York, New York         August 8, 2006
----------------------      ------------------     --------------------
     [Signature]              [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total: $663,282
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number                                     Name

1)       028-11651                                   Hoplite Partners, L.P.
2)       028-11652                                   Hoplite Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE


                                                              VALUE     SHRS OR                    INVTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP         (X1000)    PRN AMT  SH/PRN  PUT/CALL  DSCRTN  MGRS  SOLE  SHARED   NONE
ALTRIA GROUP INC                    COM        02209S103      31,568    429,900    SH              SHARED  1,2         31,568
AMERICAN HOME MTG INVT CORP         COM        02660R107       4,530    122,900    SH      PUT     SHARED  1,2            393
BERKSHIRE HATHAWAY INC (DEL)       CL A        084670108      17,965        196    SH              SHARED  1,2         17,965
BRISTOW GROUP INC                   COM        110394103      15,106    419,600    SH              SHARED  1,2         15,106
BROOKFIELD ASSET MGMT INC     CL A LTD VT SHS  112585104      19,722    485,536    SH              SHARED  1,2         19,722
COMPTON PETE CORP                   COM        204940100      58,530  5,067,500    SH              SHARED  1,2         58,530
DST SYS INC DEL                     COM        233326107      40,948    688,200    SH              SHARED  1,2         40,948
DEVON ENERGY CORP NEW               COM        25179M103      24,164    400,000    SH      PUT     SHARED  1,2          1,050
DOWNEY FINL CORP                    COM        261018105      21,712    320,000    SH              SHARED  1,2         21,712
DUN & BRADSTREET CORP DEL NE        COM        26483E100      51,249    735,490    SH              SHARED  1,2         51,249
EMBRAER-EMPRESA BRASILEIRA D  SP ADR COM SHS   29081M102      21,393    586,600    SH              SHARED  1,2         21,393
ENCANA CORP                         COM        292505104      21,056    400,000    SH      PUT     SHARED  1,2            530
FIDELITY NATL INFORMATION SV        COM        31620M106      27,231    769,226    SH              SHARED  1,2         27,231
FIDELITY NATL FINL INC              COM        316326107      25,407    652,300    SH              SHARED  1,2         25,407
GRACE W R & CO DEL NEW              COM        38388F108       2,340    200,000    SH              SHARED  1,2          2,340
GRACE W R & CO DEL NEW              COM        38388F108       5,850    500,000    SH      CALL    SHARED  1,2            287
JETBLUE AWYS CORP                   COM        477143101      34,963  2,880,000    SH              SHARED  1,2         34,963
LEVEL 3 COMMUNICATIONS INC          COM        52729N100       4,321    973,300    SH              SHARED  1,2          4,321
LIVE NATION INC                     COM        538034109      27,519  1,351,600    SH              SHARED  1,2         27,519
NCR CORP NEW                        COM        62886E108      39,384  1,074,900    SH              SHARED  1,2         39,384
NEW CENTURY FINANCIAL CORP M        COM        6435EV108      22,875    500,000    SH      PUT     SHARED  1,2          4,650
NUVEEN INVTS INC                   CL A        67090F106      20,802    483,200    SH              SHARED  1,2         20,802
PHH CORP                          COM NEW      693320202      16,648    604,500    SH              SHARED  1,2         16,648
SEACOR HOLDINGS INC                 COM        811904101       8,456    103,000    SH              SHARED  1,2          8,456
TEMPLE INLAND INC                   COM        879868107      24,950    582,000    SH              SHARED  1,2         24,950
TESCO CORP                          COM        88157K101      24,700  1,192,100    SH              SHARED  1,2         24,700
WENDYS INTL INC                     COM        950590109      32,998    566,100    SH              SHARED  1,2         32,998
NABORS INDUSTRIES LTD               SHS        G6359F103      16,895    500,000    SH      PUT     SHARED  1,2          1,750
                                                          663282.094
